Long-Term Borrowings - Long-term debt net of current portions (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Long-Term Borrowings
Outstanding Loan Balance	$ 636,009,067	$ 651,628,487
Less: Amounts due for settlement within 12 months	(48,102,448)	(47,942,084)
Long-term borrowings, net of current portion	587,906,619	603,686,403
No later than one year
Long-Term Borrowings
Outstanding Loan Balance	48,102,448	47,942,084
Later than one year and not later than five years
Long-Term Borrowings
Outstanding Loan Balance	390,686,809	335,178,782
Thereafter
Long-Term Borrowings
Outstanding Loan Balance	$ 197,219,810	$ 268,507,621